UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Craig A. Drill
      d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           May 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $111,942.3
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                            March 31, 2005
COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
                                                            VALUE         SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)      PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
Axis Capital Holdings                SHS        G0692U109    2901         107,300   SH            Sole       None     Sole
Bearing Point Inc                    COM        074002106    4196         478,400   SH            Sole       None     Sole
Cambrex Corp                         COM        132011107     648          30,400   SH            Sole       None     Sole
Capital Federal Financial            COM        14057C106     350          10,100   SH            Sole       None     Sole
Celgene Corp                         COM        151020104   14894         437,400   SH            Sole       None     Sole
Cepheid                              COM        15670R107     192          19,900   SH            Sole       None     Sole
Click Commerce Inc                 COM NEW      18681D208    1698         119,000   SH            Sole       None     Sole
Comarco Inc                          COM        200080109    3021         349,450   SH            Sole       None     Sole
Diomed Holdings Inc                COM NEW      25454R207     371          93,400   SH            Sole       None     Sole
Gildan Activewear Inc                COM        375916103     561          13,200   SH            Sole       None     Sole
Glaxo Smithkline  PLC           SPONSORED ADR   37733W105   17505         381,200   SH            Sole       None     Sole
Green Mountain Power Corp            COM        393154109     741          25,300   SH            Sole       None     Sole
ID Biomedical Corp                   COM        44936D108    1755         115,000   SH            Sole       None     Sole
Laboratory Corp of Amer Hldgs      COM NEW      50540R409    3003          62,300   SH            Sole       None     Sole
Lightbridge Inc                      COM        532226107     388          64,100   SH            Sole       None     Sole
Longview Fibre Co                    COM        543213102     527          28,100   SH            Sole       None     Sole
Luminex Corp Del                     COM        55027E102    5446         723,200   SH            Sole       None     Sole
Meridian Bioscience Inc              COM        589584101    1519         101,910   SH            Sole       None     Sole
New Jersey Resources                 COM        646025106    4680         107,500   SH            Sole       None     Sole
Norfolk Southern Corp                COM        655844108    2942          79,400   SH            Sole       None     Sole
Northwest Bancorp Inc PA             COM        667328108     942          44,000   SH            Sole       None     Sole
Palomar Med Technologies Inc       COM NEW      697529303    7875         292,000   SH            Sole       None     Sole
Protective Life Corp                 COM        743674103    1376          35,000   SH            Sole       None     Sole
Provide Comm Inc                     COM        74373W103    2201          76,200   SH            Sole       None     Sole
QMED                                 COM        747914109    1359         123,545   SH            Sole       None     Sole
Quest Diagnostics Inc                COM        74834L100    3080          29,300   SH            Sole       None     Sole
Questcor Pharmaceuticals Inc         COM        74835Y101     849       1,394,400   SH            Sole       None     Sole
Reliant Energy Inc                   COM        75952B105     781          68,600   SH            Sole       None     Sole
South Jersey Inds Inc                COM        838518108    4326          76,700   SH            Sole       None     Sole
Third Wave Technologies Inc          COM        88428W108    3681         639,000   SH            Sole       None     Sole
Vasogen Inc                          COM        92232F103    2104         519,415   SH            Sole       None     Sole
WebMD Corp                           COM        94769M105     527          62,000   SH            Sole       None     Sole
Westfield Financial Inc              COM        96008D101    1383          55,300   SH            Sole       None     Sole
Williams Co Inc Del                  COM        969457100    2577         137,000   SH            Sole       None     Sole
Wyeth                                COM        983024100    9545         226,300   SH            Sole       None     Sole
Zenith National Ins Corp             COM        989390109    1997          38,500   SH            Sole       None     Sole




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